Leases - Additional Information (Details) - USD ($)		1 Months Ended	12 Months Ended
	Feb. 29, 2024	Nov. 30, 2021	Dec. 31, 2023	Dec. 31, 2022
Lessee, Lease, Description [Line Items]
Operating lease expiring term			leases facilities under noncancelable operating leases expiring through 2027
Finance lease expiring term			certain equipment under a finance lease expiring in 2024.
Office lease expiration year		2025
Operating lease liabilities			$ 3,258,000	$ 5,300,000
Operating lease, right-of-use asset			$ 3,100,000	$ 5,000,000
Operating Lease, Right-of-Use Asset, Statement of Financial Position [Extensible Enumeration]			Lease Right Of Use Asset	Lease Right Of Use Asset
Finance Lease, Liability, Statement of Financial Position [Extensible Enumeration]			Lease Liabilities	Lease Liabilities
Finance lease, right-of-use asset			$ 0	$ 100,000
Finance Lease, Right-of-Use Asset, Statement of Financial Position [Extensible Enumeration]			Lease Right Of Use Asset	Lease Right Of Use Asset
Annual lease base rate			$ 2,459,000	$ 2,991,000
Finance Lease, Liability, Current			$ 0	$ 100
Van Nuys Production Facility [Member]
Lessee, Lease, Description [Line Items]
Lease term	5 years
Subsequent Event [Member] | Van Nuys Production Facility [Member]
Lessee, Lease, Description [Line Items]
Lease term	5 years
Annual lease base rate	$ 300,000